Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

September 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust”)

(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 39 (“PEA 39”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 41 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made pursuant to Rule 485(b)(1)(vii) to register Advisor Class shares of the PIMCO Long-Term U.S. Government Portfolio and the PIMCO Short-Term Portfolio, each an existing series of the Trust. This filing does not affect the currently effective prospectuses and statement of additional information for series and classes of the Trust’s shares not included herein.

We hereby represent that PEA 39 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Attachments